Stockholders’ Equity (Deficit) (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended				12 Months Ended		42 Months Ended
	May 05, 2021	May 04, 2021	Feb. 25, 2021	Aug. 24, 2020	Apr. 29, 2020	Feb. 13, 2020	Jan. 09, 2020	Sep. 03, 2019	Apr. 30, 2021	Jul. 01, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Aug. 20, 2021	Aug. 06, 2021	Feb. 15, 2021	May 01, 2020
Subsidiary, Sale of Stock [Line Items]
Proceeds from common stock											$ 582,500		$ 478,750	$ 1,428,750	$ 121,250
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																				1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 1.00
Warrants and Rights Outstanding, Maturity Date																				Apr. 30, 2021
Common Stock, Shares, Issued											24,988,416	24,438,416		24,438,416	22,809,666	24,988,416
Common stock value issued for service														$ 162,000
Triton Funds L P [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from exercise of warrants	$ 82,500
Ownership interest exchange, percentage											4.99%	4.99%		4.99%		4.99%
Class of Warrant or Right Number of Warrants Exercise	50,000
Triton Fund L P [Member]
Subsidiary, Sale of Stock [Line Items]
Administrative fee											$ 15,000
Subsequent Event [Member] | Triton Funds L P [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants exercise		50,000
Proceeds from exercise of warrants		$ 82,500
Second Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																				1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 1.50
Warrants and Rights Outstanding, Term																				12 months
Second Warrant [Member] | Forecast [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																	100,000
Second Warrant [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																		2,250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 1.00
Subscription Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction					478,750
Proceeds from common stock					$ 478,750
Sale of stock price per share					$ 1.00
Sale of Stock, Consideration Received on Transaction					$ 478,750
Subscription Agreement [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from exercise of warrants										$ 582,500
Subscription Agreement [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction					500,000
[custom:PrivatePlacementFeeAmountPaid]					$ 50,000
Common Stock Purchase Agreement [Member] | Triton Funds L P [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from common stock			$ 1,000,000
Sale of stock price per share												$ 1.65		$ 1.65
Sale of stock											$ 500,000			$ 500,000
Closing price percentage														80.00%
Stock Purchase Agreement [Member] | Triton Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock price per share											$ 1.65	$ 1.65		$ 1.65		$ 1.65
Number of warrants exercise											800,000	800,000		800,000		800,000
Closing price percentage											80.00%			80.00%
Private Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued for service								100,000
Shares issued price per share								$ 1.00
Sale of Stock, Number of Shares Issued in Transaction						11,250	10,000
Proceeds from common stock						$ 11,250	$ 10,000
Warrant Holder [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction												1,000,000		1,000,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right												1,100,000		1,100,000
Sale of Stock, Consideration Received on Transaction												$ 1,000,000		$ 1,000,000
[custom:StockIssuedDuringPeriodSharesWarrantsExercised]												100,000		100,000
[custom:StockIssuedDuringPeriodValueWarrantsExercised]												$ 100,000		$ 100,000
Number of warrants exercise									400,000
Proceeds from exercise of warrants									$ 400,000
Warrant Holder [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants exercise									400,000
Proceeds from exercise of warrants									$ 400,000
Consultant [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares issued for service				150,000
Shares issued price per share				$ 1.08
Common stock value issued for service				$ 162,000
Employees Directors And Consultants [Member] | Two Thousand Eighteen Stock Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																5,499,585
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Exercise Price											$ 1.08					$ 1.08
Chief Executive Officier [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 1.00
Number of warrants exercise																			265,982